SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (310,204)	¥ (2,159,576)	¥ 1,981,804	¥ 597,704
Other comprehensive income:
Foreign currency translation adjustments	1,742	12,126	84,430	(33,065)
Unrealized gains (losses) on available for sale investments, net of tax of nil	(14)	(99)	(1,146)	1,071
Total comprehensive income (loss) attributable to 9F Inc.	(308,476)	(2,147,549)	2,065,088	565,710
Parent Company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(310,204)	(2,159,576)	1,981,804	597,704
Other comprehensive income:
Foreign currency translation adjustments	1,742	12,126	84,430	(33,065)
Unrealized gains (losses) on available for sale investments, net of tax of nil	(14)	(99)	(1,146)	1,071
Total comprehensive income (loss) attributable to 9F Inc.	$ (308,476)	¥ (2,147,549)	¥ 2,065,088	¥ 565,710